Interim Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Expenses
Research and development expenses	¥ (238,895)	$ (35,666)	¥ (130,700)
Administrative expenses	(66,656)	(9,951)	(62,182)
Loss from operations	(305,551)	(45,617)	(192,882)
Interest income	5,198	776	2,666
Interest expense	(3,082)	(460)	(2,647)
Other income	1,940	290	133
Foreign exchange gain (loss), net	(3,395)	(507)	(1,101)
Others, net	2	0	(53)
Loss before income tax	(304,888)	(45,518)	(193,884)
Income tax expense			0
Net loss	(304,888)	(45,518)	(193,884)
Accretion of convertible redeemable preferred shares to redemption value	0	0	(1,989)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(304,888)	(45,518)	(195,873)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	75,591	11,285	(11,138)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (229,297)	$ (34,233)	¥ (207,011)
Weighted average number of ordinary shares used in per share calculation:
—Basic	338,244,214	338,244,214	320,415,223
—Diluted	338,244,214	338,244,214	320,415,223
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders
—Basic | (per share)	¥ (0.9)	$ (0.13)	¥ (0.61)
—Diluted | (per share)	¥ (0.9)	$ (0.13)	¥ (0.61)